Taxes (Details 1)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	(70.70%)	(1.80%)	4.80%
Effect of tax rate changes on deferred taxes	3.60%
Effect of PRC preferential tax rate and tax holidays	7.00%	(11.00%)	(15.10%)
R&D credits	53.40%	(18.30%)	(14.30%)
Tax receivable	5.80%
Deferred tax	(12.80%)
Change in valuation allowances	(17.00%)	7.90%	6.30%
Others	(0.30%)	(6.10%)	(12.30%)
Effective tax rate	(6.00%)	(4.30%)	(5.60%)